BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

a)Statement of Compliance with IFRS Accounting Standards

The consolidated financial statements of Nicola have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been authorized for release by the Company’s Board of Directors on April 27, 2026.

b)Basis of Consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Huldra Properties Inc. All inter-company balances, and transactions are eliminated on consolidation.

c)Basis of Measurement

These consolidated financial statements are presented in Canadian dollars, which is also the Company’s and its subsidiary’s functional currency and have been prepared on a historical cost basis, except for certain financial instruments, which are carried at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

2.	BASIS OF PRESENTATION – (continued)
d)	Use of Estimates and Judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments and estimates which affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. The judgments that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

i)	Going concern

The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to conduct its planned work program on its mineral properties, meet its on-going levels of corporate overhead and commitments, keep its properties in good standing and discharge its liabilities as they come due. These matters result in material uncertainties which may cast significant doubt about the Company’s ability to continue as a going concern. See note 1 for details.

ii)	Revenue – Agent versus Principal

The Company uses judgment in assessing whether it is acting as an agent or principal in earning milling revenues. As part of this determination, consideration has been given as to whether the Company control the goods being delivered to the customer, is primarily responsible for fulling the promise to provides goods to the customer, having any inventory risk, and the Company’s ability in establishing pricing. Management has reviewed the relevant factors and assessed that the Company is an agent.

e)	Key Sources of Estimation Uncertainty

The significant assumptions about the future and other major sources of estimation uncertainty as at the end of the reporting period that have a significant risk of resulting in a material adjustment to the carrying amounts of the Company’s assets and liabilities are as follows:

i)	ARO

The Company’s rehabilitation provision represents management’s best estimate of the present value of the future cash outflows required to settle the liability. Management assesses these provisions on an annual basis or when new information becomes available. This assessment includes the estimation of the future rehabilitation costs, the timing of these expenditures, inflation, and the impact of changes in discount rates, interest rates and foreign exchange rates. The actual future expenditures may differ from the amounts currently provided if the estimates made are significantly different than actual results or if there are significant changes in environmental and/or regulatory requirements in the future.

ii)	Impairment of non-current assets

At the end of each reporting period the carrying amounts of the Company’s non-financial assets are reviewed to determine whether there is any indication that those assets are impaired. The determination of whether indicators of impairment exist is based on management’s judgment of whether there are internal and external factors that would indicate that a non-financial asset is impaired. Impairment is assessed at the level of cash-generating units or “CGUs”, which are identified as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets.